Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details)	Dec. 31, 2018 USD ($)
Financial assets at FVTPL
Financial assets at fair value through profit or loss (Notes 4, 7 and 15)	$ 60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies.	187,244
Fair Value Measured on Recurring Basis
Financial assets at FVTPL
Financial assets at fair value through profit or loss (Notes 4, 7 and 15)	60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies.	187,244
Fair Value Measured on Recurring Basis | Level 2
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies.	187,244
Fair Value Measured on Recurring Basis | Level 3
Financial assets at FVTPL
Financial assets at fair value through profit or loss (Notes 4, 7 and 15)	$ 60,004